OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, New York 10281-1008

March 25, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re: Oppenheimer Global Strategic Income Fund
Post-Effective Amendment No. 50 under the Securities Act
and Amendment No. 51 under the Investment Company Act
File Nos. 033-28598; 811-05724

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Global Strategic Income Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 50 under the Securities Act and Amendment No. 51 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed January 26, 2015. The Amendment has been tagged to indicate changes since the January 26, 2015 filing.

The material differences between the disclosure in the January 26, 2015 filing and the Amendment reflect changes relating to the proposals described in the Fund’s proxy statement filed pursuant to Section 14(a) of the Securities Exchange Act of 1934 on February 27, 2015 (the “Proxy Statement”). The Proxy Statement includes the following proposals:

1.	To elect Arthur P. Steinmetz as a Trustee of the Fund.
2.	To approve a new investment sub-sub-advisory agreement between OppenheimerFunds, Inc. and Apollo Credit Management, LLC.
3.	To approve implementation of a manager of managers arrangement with respect to the Fund.

We anticipate that an amendment to the Registration Statement will be filed on or about May 26, 2015, including (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended September 30, 2014; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; and (iii) other, non-material changes.  The Amendment and the subsequent filing should become effective 60 days after filing, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-4091
egizzi@ofiglobal.com

Sincerely,

/s/ Adrienne Ruffle

Adrienne Ruffle
           Associate Counsel

cc:     Valerie Lithotomos, Esq.

K&L Gates LLP

KPMG LLP

Gloria LaFond